Stockholders' Equity	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Stockholders' Equity

NOTE 14 – STOCKHOLDERS’ EQUITY

Successor

Authorized Capital

The Company is authorized to issue 100,000,000 shares of common stock, $0.0001 par value, and 5,000,000 shares of preferred stock, $0.0001 par value. The holders of the Company’s common stock are entitled to one vote per share. The holders of Series A Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which the holder’s shares are convertible. These holders of Series A Preferred Stock also participate in dividends if they are declared by the Board. See Note 13 – Preferred Stock for additional information associated with the Series A Preferred Stock.

2018 Plan

On March 15, 2018, the Company adopted the 2018 Long-Term Incentive Equity Plan (the “2018 Plan”). The 2018 Plan reserves up to 13% of the shares outstanding on a fully diluted basis. The 2018 Plan is administered by the Compensation Committee of the board of directors, and provides for awards of options, stock appreciation rights, restricted stock, restricted stock units, warrants or other securities which may be convertible, exercisable or exchangeable for or into common stock. Due to the fact that the fair market value per share immediately following the closing of the Mergers was greater than $8.75 per share, the number of shares authorized for awards under the 2018 Plan was increased by a formula (as defined in the 2018 Plan) not to exceed 18% of shares then outstanding on a fully diluted basis. As of June 30, 2018 there were 166,145 shares available to be issued under the 2018 Plan.

Common Stock

On March 15, 2018, the Company had 1,872,428 shares of common stock outstanding prior to the consummation of the Mergers.

On March 15, 2018, Andina rights holders converted their existing rights at a ratio of one share of common stock for seven Andina rights. As a result, 615,436 shares of common stock of the Company were issued to former Andina rights holders.

On March 15, 2018, holders of 472,571 shares of Andina common stock, which had been subject to redemption prior to the Mergers, were reclassified from temporary equity to stockholders’ equity at their carrying value of $4,910.

On March 15, 2018, 2,857,189 shares of common stock at a price per share of $10.29 were issued to the former stockholders of Lazydays RV in conjunction with the Mergers for a total value of $29,400.

Simultaneous with the Mergers, in addition to the Series A Preferred Stock and warrants issued in the PIPE investment, the Company sold 2,653,984 shares of common stock, perpetual non-redeemable pre-funded warrants to purchase 1,339,499 shares of common stock at an exercise price of $0.01 per share, and five-year warrants to purchase 1,630,927 shares of common stock at an exercise price of $11.50 per share for gross proceeds of $34,783. The Company incurred offering costs of $2,065 which was recorded as a reduction to additional paid-in capital in the condensed consolidated balance sheet.

The five-year warrants may be exercised for cash or, at the option of the holder, on a “cashless basis” pursuant to the exemption provided by Section 3(a)(9) of the Securities Act by surrendering the warrants for that number of shares of common stock as determined under the warrants. These warrants may be called for redemption in whole and not in part, at a price of $0.01 per share if the last reported sales price of the Company’s common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, if there is a current registration statement in effect with respect to the common stock underlying the warrants. In addition, five-year warrants to purchase 116,376 shares of common stock at an exercise price of $11.50 per share were issued to the placement agent.

Unit Purchase Options

On November 24, 2015, Andina sold options to purchase an aggregate of 400,000 units (collectively, the “Unit Purchase Options”) to an investment bank and its designees for $100. The Unit Purchase Options are exercisable at $10.00 per unit, as a result of the Merger described in Note 3 – Business Combination and they expire on November 24, 2020. The Unit Purchase Options represent the right to purchase an aggregate of 457,142 shares of common stock (which includes 57,142 shares of common stock issuable for the rights included in the units, as well as warrants to purchase 200,000 shares of common stock for $11.50 per share). The Unit Purchase Options grant to the holders “demand” and “piggy back” registration rights for periods of five and seven years, respectively, with respect to the securities directly and indirectly issuable upon exercise of the Unit Purchase Options. The Unit Purchase Options may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the Unit Purchase Options (the difference between the exercise price of the Unit Purchase Option and the market price of the Unit Purchase Options and the underlying shares of common stock) to exercise the Unit Purchase Options without the payment of any cash. The Company will have no obligation to net cash settle the exercise of the Unit Purchase Options or the underlying rights or warrants.

Warrants

As of March 15, 2018, holders of Andina warrants exchanged their existing warrants to purchase 2,155,000 shares of common stock for warrants to purchase 2,155,000 shares of Company common stock at an exercise price of $11.50 per share and a contractual life of five years from the date of the Mergers. If a registration statement covering the 2,000,000 of the shares issuable upon exercise of the public warrants is not effective, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis. The warrants may be called for redemption in whole and not in part, at a price of $0.01 per warrant, if the last reported sales price of the Company’s common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, if there is a current registration statement in effect with respect to the shares underlying the warrants. Of the warrants to purchase 2,155,000 shares of common stock originally issued by Andina, 155,000 are not redeemable and are exercisable on a cashless basis at the holder’s option.

Additionally, warrants to purchase 2,522,458 shares of common stock were issued with the PIPE Investment, including warrants issued to the investment bank but excluding prefunded warrants.

The Company had the following activity related to shares underlying warrants:

	Shares Underlying Warrants	Weighted Average Exercise Price
Warrants outstanding March 15, 2018	-	$-
Granted	4,677,458	$11.50
Cancelled or Expired	-	$-
Exercised	-	$-
Warrants outstanding June 30, 2018	4,677,458	$11.50

The table above excludes perpetual non-redeemable prefunded warrants to purchase 1,339,499 shares of common stock with an exercise price of $0.01 per share. The table also excludes warrants to purchase 200,000 shares of common stock which are issuable upon exercise of the Unit Purchase Options.

Stock Options

Stock option activity is summarized below:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at March 15, 2018	-	$-
Granted	4,271,128	$11.10
Cancelled or terminated	(612,707)	$11.08
Exercised	-	$-
Options outstanding at June 30, 2018	3,658,421	$11.10	4.74	$-
Options vested at June 30, 2018	-	$-	-	$-

Awards with Market Conditions

On March 16, 2018, the Company granted five-year incentive stock options to purchase 3,573,113 shares of common stock at an exercise price of $11.10 per share to employees pursuant to the 2018 Plan, including 1,458,414 shares underlying the CEO’s stock options and 583,366 shares underlying the former CFO’s stock options. A set percentage of the stock options shall vest upon the volume weighted average price (“VWAP”) of the common stock, as defined in the option agreements, being equal to or greater than a specified price per share for at least thirty (30) out of thirty-five (35) consecutive trading days, as follows and are exercisable only to the extent that they are vested: 30% of the options shall vest upon exceeding $13.125 per share; an additional 30% of the options shall vest upon exceeding $17.50 per share; an additional 30% of the options shall vest upon exceeding $21.875 per share; and an additional 10% of the options shall vest upon exceeding $35.00 per share; provided that the option holder remains continuously employed by the Company (and/or any of its subsidiaries) from the grant date through (and including) the relevant date of vesting. On May 7, 2018, the Company hired a new CFO who received 583,366 shares underlying options under the same terms as the former CFO. On June 15, 2018, the former CFO forfeited her existing 583,366 options.

The fair value of the awards issued on March 16, 2018 of $15,004 was determined using a Monte Carlo simulation based on a 5-year term, a risk-free rate of 2.62%, an annual dividend yield of 0%, and an annual volatility of 42.8%. The expense is being recognized over the derived service period of each vesting tranche which was determined to be 0.74 years, 1.64 years, 2.24 years, and 3.13 years.

The fair value of the awards issued on May 7, 2018 of $2,357 was determined using a Monte Carlo simulation based on a 5- year term, a risk-free rate of 2.74%, an annual volatility of 54.70%, and an annual dividend yield of 0%. The expense is being recognized over the derived service period of each vesting tranche which was determined to be 0.97 years, 1.75 years, 2.15 years, and 2.96 years.

The expense recorded for awards with market conditions was $2,621 during the three months ended June 30, 2018 and $3,100 during the Successor period from March 15, 2018 to June 30, 2018, which is included in operating expenses in the condensed consolidated statements of income.

Awards with Service Conditions

On March 16, 2018, the Company granted five-year stock options to purchase an aggregate of 99,526 shares at an exercise price of $11.10 per share to the non-employee directors of the Company, pursuant to the 2018 Plan. These options vest over three years with one-third vesting on each of the respective anniversary dates.

On March 23, 2018, stock options to purchase 14,218 shares of common stock that had been issued to one non-employee director were canceled, while new five-year options to purchase 15,123 shares of common stock at an exercise price of $10.40 per share were issued to certain investment funds pursuant to an arrangement between the same non-employee director and the investment adviser to the funds. The new options vest over three years with one-third vesting on each of the respective anniversary dates. On May 31, 2018, a non-employee director resigned and options to purchase 15,123 shares of common stock were forfeited.

The $350 fair value of these awards was determined using the Black-Scholes option pricing model based on a 3.5 year expected life, a risk-free rate of 2.42%, an annual dividend yield of 0%, and an annual volatility of 39%. The expense is being recognized over the three-year vesting period. The expense recorded for these awards was $25 during the three months ended June 30, 2018 and $29 during the Successor period from March 15, 2018 to June 30, 2018, which is included in operating expenses in the condensed consolidated statements of income. The expected life was determined using the simplified method as the awards were determined to be plain-vanilla options.

As of June 30, 2018, total unrecorded compensation cost related to non-vested awards was $12,078 which is expected to be amortized over a weighted average service period of approximately 1.44 years. The weighted average grant date fair value of awards issued during the Successor period was $4.16 per share.

Predecessor

Stock Options

The Company recognized stock-based compensation expense of $140 and $122 related to the 2017 Stock Option Plan for the period from January 1, 2018 to March 14, 2018 and the period from April 1, 2017 to June 30, 2017, respectively, which is included within operating expenses on the condensed consolidated statements of income. The Company recorded $241 related to the 2017 Stock Option Plan for the six months ended June 30, 2017 which is included within operating expenses on the condensed consolidated statements of operations.

On March 15, 2018, as a result of the consummation of the Mergers (see Note 3 – Business Combination), the vesting of the existing options accelerated and the option holders of the Predecessor became entitled to receive an aggregate of $2,636, of which $1,500 was distributable in cash and $530 was distributable in the form of 51,529 shares of common stock. An additional amount will be paid to the option holders in cash and stock upon the release of the amounts held in escrow under the Merger Agreement. These payments were allocated from the purchase consideration due to the sellers being associated with the Business Combination. On May 15, 2018, $109 was released from escrow as part of the working capital adjustment.